Goodwill and Intellectual Property - Schedule of Intellectual Property (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Intellectual property	$ 4,484,300	$ 1,896,800
Accumulated amortization	(1,028,189)	(108,467)
Intellectual property, net of accumulated amortization	3,456,111	1,788,333
Wordpress GDPR Rights [Member]
Intellectual property	46,800	46,800
ARALOC™ [Member]
Intellectual property	1,850,000	1,850,000
ArcMail License [Member]
Intellectual property	1,445,000
DataExpress™ [Member]
Intellectual property	$ 1,142,500